SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 10) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013 item	Dec. 29, 2012 Peter W. Mullin	Dec. 31, 2011 Peter W. Mullin
Transactions with Related Persons
Insurance commissions earned by Prudential		$ 0.1	$ 0.1
Reinsurance gains of the third party		$ 0.3	$ 0.1
Transactions with related persons	0